Segment Data (Tables)	3 Months Ended
Mar. 31, 2013
Segment Data [Abstract]
Schedule Of Operating Segment Results
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Three Months Ended March 31, 2013
Revenue	$656,566	$286,461	$363,749	$49,219	$-	$(12,937)	$1,343,058
Direct operating expenses	203,119	137,547	249,842	6,494	-	(2,136)	594,866
Selling, general and administrative expenses	241,783	54,610	85,382	35,461	-	(10,801)	406,435
Depreciation and amortization	67,832	48,685	50,993	9,982	4,690	-	182,182
Corporate expenses	-	-	-	-	80,642	-	80,642
Other operating income, net	-	-	-	-	2,395	-	2,395
Operating income (loss)	$143,832	$45,619	$(22,468)	$(2,718)	$(82,937)	$-	$81,328

Intersegment revenues	$-	$83	$-	$12,854	$-	$-	$12,937
Capital expenditures	$14,244	$12,895	$25,908	$2,103	$6,470	$-	$61,620
Share-based compensation expense	$1,492	$894	$735	$-	$2,396	$-	$5,517

Three Months Ended March 31, 2012
Revenue	$671,510	$280,151	$371,132	$51,698	$-	$(13,768)	$1,360,723
Direct operating expenses	216,379	144,410	249,643	6,539	-	(2,537)	614,434
Selling, general and administrative expenses	241,920	52,579	100,570	40,737	-	(11,231)	424,575
Depreciation and amortization	67,056	42,958	49,035	12,853	3,464	-	175,366
Corporate expenses	-	-	-	-	68,251	-	68,251
Other operating income, net	-	-	-	-	3,124	-	3,124
Operating income (loss)	$146,155	$40,204	$(28,116)	$(8,431)	$(68,591)	$-	$81,221

Intersegment revenues	$-	$770	$-	$12,998	$-	$-	$13,768
Capital expenditures	$10,152	$25,336	$27,662	$2,388	$7,109	$-	$72,647
Share-based compensation expense	$1,214	$1,932	$1,209	$-	$2,542	$-	$6,897